Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Retirement assets	$ 83	$ 132
Interest rate swap contracts	0	12
Electricity swaps	18	0
Other	36	31
Other assets	$ 137	$ 175